CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED BALANCE SHEETS
Common share, par value (in dollars per share)	$ 0	$ 0
Common shares, shares issued (in shares)	64,506,055	64,022,678
Common shares, shares outstanding (in shares)	64,506,055	64,022,678